Intangible Assets - Summary of Changes in Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 11,156	R$ 10,820	R$ 10,275
Assets arising from business combination	166
Additions	34	1,105	1,163
Special obligations write-down			98
Disposals	(27)	(19)	(40)
Effects of first-time adoption of IFRS 15	(621)
Amortization	(675)	(646)	(599)
Transfer to Held for sale	(7)
Transfer	751	(104)	(77)
Ending balance	10,777	11,156	10,820
Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	686	1,535	1,275
Additions	33	1,105	1,157
Disposals	(4)	(8)	(8)
Effects of first-time adoption of IFRS 15	(621)
Transfer	(31)	(1,946)	(889)
Ending balance	63	686	1,535
Temporary Easements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10	10	10
Amortization	(1)
Ending balance	9	10	10
Onerous concession [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8	9	9
Amortization	(1)	(1)
Ending balance	7	8	9
Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,435	9,248	8,967
Assets arising from business combination	162
Additions			6
Special obligations write-down			98
Disposals	(23)	(11)	(32)
Amortization	(668)	(638)	(595)
Transfer	774	1,836	804
Ending balance	10,680	10,435	9,248
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17	18	14
Assets arising from business combination	4
Additions	1
Amortization	(5)	(7)	(4)
Transfer to Held for sale	(7)
Transfer	8	6	8
Ending balance	18	17	18
Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,470	9,285	9,000
Assets arising from business combination	166
Additions	1		6
Special obligations write-down			98
Disposals	(23)	(11)	(32)
Amortization	(675)	(646)	(599)
Transfer to Held for sale	(7)
Transfer	782	1,842	812
Ending balance	R$ 10,714	R$ 10,470	R$ 9,285